Note 9 - Intangible Assets (Details Textual) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Finite-Lived Intangible Assets, Net	$ 178,001	$ 145,445
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	34,900
Finite-Lived Intangible Assets, Amortization Expense, Year Two	33,500
Finite-Lived Intangible Assets, Amortization Expense, Year Three	30,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	25,700
Finite-Lived Intangible Assets, Amortization Expense, Year Five	18,200
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 35,700